                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2004
                                               -------------------

Check here if Amendment [  x  ]; Amendment Number    1

This Amendment (Check only one.):   [   ]   is a restatement.
                                    [ X ]   adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS NOT REPORTED ON THE FORM FILED ON FEBRUARY 14, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:         Milton Arbitrage Partners LLC
Address:      56 Mason Street
              Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203) 661-7022

Signature, Place, and Date of Signing:

/s/ James E. Buck II             Greenwich, Connecticut             May 19, 2005
------------------------         ----------------------             ------------
      [Signature]                   [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                        0
                                                 ------------

Form 13F Information Table Entry Total:
                                                 ------------

Form 13F Information Table Value Total:          $   2,416
                                                 ------------
                                                  (thousands)


List of Other Included Managers:

None

--------------------------------------------------------------------------------------------------------------------------------
                                                              FORM 13F INFORMATION TABLE
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
              COLUMN 1        COLUMN 2        COLUMN 3       COLUMN 4              COLUMN 5            COLUMN 6       COLUMN 7
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                             TITLE OF                         VALUE      SHRS OR      SH/    PUT/     INVESTMENT       OTHER
           NAME OF ISSUER      CLASS           CUSIP         (X1000)   PRN  AMOUNT    PRN    CALL     DISCRETION      MANAGERS
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
1.  AIRGATE PCS INC            COM            009367301       4,178       117,362      SH                 Sole              0
--------------------------------------------------------------------------------------------------------------------------------
2.  BANKNORTH GROUP INC
       COM STK NE              COM            06646R107       3,686       100,700      SH                 Sole              0
--------------------------------------------------------------------------------------------------------------------------------
3.  EBOOKERS PLC ADR
       COM STK                 COM            278725106         584        48,480      SH                 Sole              0
--------------------------------------------------------------------------------------------------------------------------------
4.  GREY GLOBAL GROUP IN       COM            39787M108       6,753        15,342      SH                 Sole              0
--------------------------------------------------------------------------------------------------------------------------------
5.  INTER STEEL GRP            COM            460377104         406        10,000      SH                 Sole              0
--------------------------------------------------------------------------------------------------------------------------------
6.  IONICS INC COM             COM            462218108       5,617       129,600      SH                 Sole              0
--------------------------------------------------------------------------------------------------------------------------------
7.  KRAMONT REALTY
       TRUST REIT              COM            50075Q107       1,129        48,246      SH                 Sole              0
--------------------------------------------------------------------------------------------------------------------------------
8.  MANDALAY RESORT
       GROUP COM               COM            562567107      20,904       296,810      SH                 Sole              0
--------------------------------------------------------------------------------------------------------------------------------
9.  PNC FINANCIAL
       SERVICES GRP            COM            693475105         729        12,700      SH                 Sole              0
--------------------------------------------------------------------------------------------------------------------------------
10. SUMMIT PROPERTIES
       INC COM (REI            COM            866239106      12,454       382,500      SH                 Sole              0
--------------------------------------------------------------------------------------------------------------------------------
11. TESMA INTERNATIONAL
       INC CAD NP              COM            881908107         215         5,946      SH                 Sole              0
--------------------------------------------------------------------------------------------------------------------------------
12. VARCO INTL INC
       COM STK                 COM            922122106       6,940       238,084      SH                 Sole              0
--------------------------------------------------------------------------------------------------------------------------------
13. VERITAS SOFTWARE
       CORP COM                COM            923436109       3,983       139,500      SH                 Sole              0
                                                             ------
--------------------------------------------------------------------------------------------------------------------------------
                                                              2,416
--------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------

---------------------------------------------------------------

---------------------------------------------------------------
              COLUMN 1                     COLUMN 8
---------------------------------------------------------------
                                      VOTING AUTHORITY
---------------------------------------------------------------

           NAME OF ISSUER       SOLE        SHARED      NONE
---------------------------------------------------------------

---------------------------------------------------------------
1.  AIRGATE PCS INC            117,362         0          0
---------------------------------------------------------------
2.  BANKNORTH GROUP INC
       COM STK NE              100,700         0          0
---------------------------------------------------------------
3.  EBOOKERS PLC ADR
       COM STK                  48,480         0          0
---------------------------------------------------------------
4.  GREY GLOBAL GROUP IN        15,342         0          0
---------------------------------------------------------------
5.  INTER STEEL GRP             10,000         0          0
---------------------------------------------------------------
6.  IONICS INC COM             129,600         0          0
---------------------------------------------------------------
7.  KRAMONT REALTY
       TRUST REIT               48,246         0          0
---------------------------------------------------------------
8.  MANDALAY RESORT
       GROUP COM               296,810         0          0
---------------------------------------------------------------
9.  PNC FINANCIAL
       SERVICES GRP             12,700         0          0
---------------------------------------------------------------
10. SUMMIT PROPERTIES
       INC COM (REI            382,500         0          0
---------------------------------------------------------------
11. TESMA INTERNATIONAL
       INC CAD NP                5,946         0          0
---------------------------------------------------------------
12. VARCO INTL INC
       COM STK                 238,084         0          0
---------------------------------------------------------------
13. VERITAS SOFTWARE
       CORP COM                139,500         0          0

---------------------------------------------------------------

---------------------------------------------------------------